13F-HR
12/31/09

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York February 8, 2010

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value total:	$114,783

List of Other Included Managers:

No.	13F File Number		Name




<PAGE




















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Bank of America Corp.

COM

060505104

7,530

500000

SH



Sole



500000


Brunswick Corp

COM

117043109

10,804

850000

SH



Sole



850000


Carter's Inc.

COM

146229109

7,875

300000

SH



Sole



300000


CBS Corporation

COM

124857202

21,075

1500000

SH



Sole



1500000


Citigroup Inc.



172967101

3,310

1000000

SH



Sole



1000000


Dress Barn Inc.

COM

261570105

6,927

300000

SH



Sole



300000


Eaton Corporation

COM

278058102

12,724

200000

SH



Sole



200000


GSI Group, Inc

COM

36229U102

13

15000

SH



Sole



15000


Humana Inc

COM

444859102

10,973

250000

SH



Sole



250000


Intuitive Surgical Inc.

COM

46120E602

4,551

15000

SH



Sole



15000


Limited Brands Inc.

COM

532716107

770

40000

SH



Sole



40000


Lincoln National Corp., Inc.

COM

534187109

9,952

400000

SH



Sole



400000


Maidenform Brands, Inc.

COM

560305104

1,948

116700

SH



Sole



116700


MetLife, Inc.

COM

59156R108

7,070

200000

SH



Sole



200000


Tenneco Inc

COM

880349105

4,433

250000

SH



Sole



250000


Vantage Drilling Company

COM

G93205113

4,830

3000000

SH



Sole



3000000

